Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Technology infrastructure	$9,114,087	$9,605,535
Computer equipment	1,949,393	1,911,447
Furniture, fixtures and equipment	3,172,635	3,200,237
Motor vehicle	699,538	731,672
Leasehold improvements	3,344,732	3,910,370

	18,280,385	19,359,261
Less: accumulated depreciation	(11,750,566)	(14,445,147)

	$6,529,819	$4,914,114

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 were $3,048,634, $3,037,681 and $2,838,031, respectively.